Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost	$ 4,745,108	$ 4,598,930
Additions	146,178
Accumulated Amortization
Closing net book amount	4,745,108	4,598,930
Opening net book amount	4,598,930
Gamma Linolenic Acid (“GLA”) assets and licensing rights to Arachidonic Acid (“ARA”) [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost	3,100,064	3,000,000
Additions	100,064
Accumulated Amortization
Closing net book amount	3,100,064	3,000,000
Opening net book amount	3,000,000
SPC® technology [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost	1,645,044	1,598,930
Additions	46,114
Accumulated Amortization
Closing net book amount	1,645,044	$ 1,598,930
Opening net book amount	$ 1,598,930